PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details)	12 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2014 CNY Location	Dec. 31, 2014 USD ($) Store	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	May 31, 2007 Pre -2009 Regional Companies [Member] CNY Entity	Aug. 31, 2009 Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") [Member] Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical) [Member]	Aug. 31, 2009 Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") [Member] Transferee companies [Member] CNY	May 31, 2010 Shenzhen Nepstar E-commerce Co., Ltd. ("Nepstar E-commerce") [Member] CNY Entity	Dec. 31, 2009 Shenzhen Nepstar E-commerce Co., Ltd. ("Nepstar E-commerce") [Member]	Jun. 30, 2014 Beijing Nepstar Chain Co Ltd [Member] CNY	Sep. 30, 2014 Weifang Nepstar Pharmaceutical Co Ltd [Member] CNY	Dec. 31, 2014 Zaozhuang Nepstar Chain Co Ltd [Member] CNY
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of retail drugstores		1,980
Number of cities where owned retail drug stores operate	74
Cash considerations received for transfer of equity interests of subsidiaries					31,794,000
Cash considerations received for sale of subsidiaries	13,901,000							10,000,000		100,000	13,801,000	1
US dollar denominated bank deposits	15,733,000	2,536,000	9,745,000	58,996,000
Entity incorporation date	2004-08
Initial public offering completion date	Nov. 09, 2007
Ownership percentage of subsidiaries transferred					51.00%			100.00%		100.00%	100.00%	100.00%
Number of transferee companies					2			2
Percentage of equity interests owned						49.00%	51.00%		100.00%
Initial capital contribution paid by Transferee Companies							1,530,000
Amount loan to Transferee Companies								10,000,000
Agreements that retain economic risks and rewards of the regional companies	May 27, 2017
Initial term loans	1 year